Other Payables and Accruals	12 Months Ended
Dec. 31, 2023
Other Payables and Accruals
Other Payables and Accruals

14. Other Payables and Accruals

An analysis of other payables and accruals is as follows:

	As of December 31,
	2022	2023
Unearned revenue	71,228	66,414
Accrued off-hire	4,490	4,232
Accrued purchases	10,662	7,819
Accrued interest	43,712	35,856
Other accruals	36,840	294,970
Total	166,932	409,291

As of December 31, 2023, an amount of $257,910 is included in Other accruals which relates to the sale proceeds of the Alexandroupolis, already received by the Company and the respective imputed interest (Note 6).

The unearned revenue represents charter hires received in advance in December 2023 relating to the hire period of January 2024 for 27 vessels (December 2022: 29 vessels).